2. OIL AND GAS PROPERTIES (Details) (USD $)	May 31, 2014	Aug. 31, 2013
Unproven Properties
Unproved Leasehold costs	$ 28,375,788	$ 28,375,788
Plant and equipment	15,078,363	15,078,363
Gathering systems	4,171,406	4,171,406
Vehicles	4,527	4,527
Subtotal	47,630,084	47,630,084
Goodwill	1,194,365	1,194,365
Total Assets Acquired - KGP	48,824,449	48,824,449
Nahanni Assets
Unproven Properties
Unproved Leasehold costs	14,548,787	14,548,787
Plant and equipment	8,594,362	8,594,362
Gathering systems	2,383,405	2,383,405
Vehicles	0	0
Subtotal	25,526,554	25,526,554
Goodwill	0	0
Total Assets Acquired - KGP	25,526,554	25,526,554
Devon Assets
Unproven Properties
Unproved Leasehold costs	13,827,001	13,827,001
Plant and equipment	6,484,001	6,484,001
Gathering systems	1,788,001	1,788,001
Vehicles	4,527	4,527
Subtotal	22,103,530	22,103,530
Goodwill	1,194,365	1,194,365
Total Assets Acquired - KGP	$ 23,297,895	$ 23,297,895